Loss per share (Details Narrative) - shares shares in Millions	9 Months Ended
	May 31, 2025	May 31, 2024
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	14.9	15.4
Restricted Share Unit [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	4.7	2.3
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	36.2	36.2